Income Tax Expense - Summary of Income Tax Recognised in Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flow hedges:
Gains/(losses) taken to equity	$ 274	$ (259)	$ 94
(Gains)/losses transferred to the income statement	(264)	252	(89)
Others		(1)
Income tax credit/(charge) relating to items that may be reclassified subsequently to the income statement	10	(8)	5
Items that will not be reclassified to the income statement:
Remeasurement gains/(losses) on pension and medical schemes	(9)	(21)	25
Others		1	1
Income tax (charge)/credit relating to items that will not be reclassified to the income statement	(9)	(20)	26
Total income tax credit/(charge) relating to components of other comprehensive income	$ 1	$ (28)	$ 31